INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of inventories
6.b. Breakdown

	12.31.2025	12.31.2024
Materials for resale	1,505,519	1,137,262
Materials for consumption	28,986	27,538
Other inventories	62,890	32,036
Gross inventories	1,597,395	1,196,836
Estimated losses from impairment or obsolescence	(121,397)	(99,598)
Net total	1,475,998	1,097,238